Stock-Based Compensation - Summary of Stock-Based Compensation Expenses Related to Performance Stock Units (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expenses	$ 1,035	$ 1,236	$ 2,890	$ 865	$ 2,090	$ 4,971	$ 9,175
Performance Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expenses	$ 171	$ 122	$ 478	$ (133)	$ 16	$ 445	$ 225